Bank Loans, Current and Non-Current - Schedule of Bank Loans Represent the Amounts Due to Various Banks (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Short-term bank loans:
Short-term bank loans	$ 1,474	$ 6,435
Loan from China Citic Bank [Member]
Short-term bank loans:
Short-term bank loans		2,860
Loan from Huaxia Bank [Member]
Short-term bank loans:
Short-term bank loans		2,145
Loan from China Construction Bank [Member]
Short-term bank loans:
Short-term bank loans	$ 1,474	$ 1,430